Condensed Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands	3 Months Ended			6 Months Ended
	Jun. 26, 2011	Jun. 27, 2010		Jun. 26, 2011	Jun. 27, 2010
Condensed Consolidated Statements Of Comprehensive Income (Loss)
Net income (loss)	$ (127,932)	$ 34,588		$ (247,827)	$ (10,776)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(243)	66		(720)	287
Tax effect		(25)	[1]		(182)	[1]
Unrealized holding gains (losses) on available-for-sale securities, net of tax	(243)	41		(720)	105
Recognition in earnings of a previously unrecognized gain on a derivative instrument designated as a cash flow hedge					(4,085)
Tax effect					1,520	[1]
Recognition in earnings of a previously unrecognized gain on a derivative instrument designated as a cash flow hedge, net of tax					(2,565)
Gains (losses) associated with pension and other postretirement benefits	27	69		(11)	9,427
Tax effect		(26)	[1]		(3,584)	[1]
Gains (losses) associated with pension and other postretirement obligations, net of tax benefits, net of tax	27	43		(11)	5,843
Total other comprehensive income (loss), net of tax	(216)	84		(731)	3,383
Comprehensive income (loss)	(128,148)	34,672		(248,558)	(7,393)
Less: Comprehensive income attributable to noncontrolling interests	209	1,670		1,074	1,853
Comprehensive income (loss) attributable to Pilgrim's Pride Corporation	$ (128,357)	$ 33,002		$ (249,632)	$ (9,246)

[1]	For the thirteen weeks and twenty-six weeks ended June 26, 2011, no tax effect is reflected because the Company has recorded a valuation allowance against the deferred tax benefit.